Debt and Lease Liabilities - Maturities of Lease Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 13,172,918
Less: Amount representing interest	(3,492,359)
Lease liabilities	9,680,559	$ 9,292,351
12 Months
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	2,137,430
2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,813,378
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,791,929
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,690,478
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	1,563,340
Thereafter
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	$ 4,176,363